SHARE-BASED PAYMENTS - Total share-based compensation cost recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation expenses from continuing operations	¥ 129,651	$ 19,870	¥ 91,693	¥ 104,136
Share-based compensation expenses for discontinued operations	8,550	1,310	6,811	4,971
Total share-based compensation expenses	138,201	21,180	98,504	109,107
Cost of revenues
SHARE-BASED PAYMENTS
Total share-based compensation expenses	2,400	368	1,771	2,003
Selling expense
SHARE-BASED PAYMENTS
Total share-based compensation expenses	7,715	1,182	8,788	6,007
General and administrative expenses
SHARE-BASED PAYMENTS
Total share-based compensation expenses	111,773	17,130	73,925	87,011
Research and development expenses
SHARE-BASED PAYMENTS
Total share-based compensation expenses	¥ 7,763	$ 1,190	¥ 7,209	¥ 9,115